Dreyfus
Bond Market
Index Fund
Semi-Annual
Report

April 30, 1998

Dreyfus Bond Market Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance for the Dreyfus Bond Market Index Fund for the six-month period ended April 30, 1998, as shown in the following table:

                                                           Income Dividends                  Annualized
                                    Total Return*       (Approximate Per Share)     Distribution Rate Per Share**
                                    -------------       -----------------------     -----------------------------
   Investor Shares                      3.54%                   $.296                           5.95%
   BASIC Shares                         3.76%                   $.308                           6.18%
   Lehman Brothers
      Aggregate Bond Index***           3.59%

   Effective November 14, 1997, the Fund's investment objective changed from seeking to replicate the Lehman Brothers Government /Corporate Bond Index (the "Government Corporate Bond Index") to seeking to replicate the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). During the period, the total return of the Aggregate Bond Index was 3.59% and the total return of the Government Corporate Bond Index was 3.64%.***

THE ECONOMY

   The United States is now in the eighth year of economic expansion. Inflation continues to rise at the slowest pace since 1964 and the unemployment rate has fallen to a level not seen in 25 years. Not surprisingly, consumer confidence has soared. Along with continued evidence of the robustness of the economy have come heightened expectations that the Federal Reserve Board will raise interest rates in a preemptive move to avoid a reignition of inflation. The last increase in short-term rates came in March 1997 when the Federal Open Market Committee (the policy-making arm of the Fed) hiked the target rates for Federal Funds by one quarter of a percent to 5.5%. (The Federal Funds rate is the rate of interest that banks charge one another for overnight loans.)

   Inflation has remained benign on all fronts, even in the tight labor market, an area closely watched by the Fed for signs of incipient inflation. The Labor Department's Employment Cost Index (ECI), a measure of wage, salary and benefit costs, suggests that wage inflation so far is not a problem. In fact, the first quarter increase in the ECI (0.7%) was its smallest quarterly rise in two years. Another inflation gauge, the broad-based Gross Domestic Product Price Deflator, rose at an annual rate of only 0.9% in the first quarter, its lowest rate since 1964. Inflation as measured by the Consumer Price Index has been similarly tame. Prices at the consumer level rose at an annual rate of about 1.5% over the reporting period. The lack of inflation has been even more dramatic at the production level of the economy where prices have fallen: in the 12 months ended March 31, the Producer Price Index declined 1.8%. Such a generally tepid price environment has been partly fostered by the economic problems in Asia which have suppressed worldwide demand for commodities, particularly oil.

   Reflecting a level of confidence not seen in three decades, consumers increased their spending over the reporting period, the first-quarter rate rising at the fastest pace in six years. Not surprisingly, the growth rate in new-home construction over the reporting period was the strongest in four years. Plentiful and well-paying jobs (total wage and salary income is 7% higher than a year ago), low interest rates, the absence of inflation and investment market gains have resulted in a financially healthy consumer with a corresponding propensity to spend. Strong domestic demand for lower-priced imports has contributed further to the quiescent inflation environment while offsetting the drag on the economy resulting from the Asian financial crisis. It is still widely expected that the Asian economic slowdown will have a further dampening effect on the U.S. economy. Although the surge in domestic spending has masked the full impact of the fall in Asian demand, our trade deficit has reached a ten-year high, a dramatic sign of deterioration. Expectation of an economic slowdown is another reason why the Fed has been reluctant to raise short-term interest rates.

   The production side of the economy has remained robust. Factory utilization has been high, production rates strong, and while exports to Asia have fallen sharply, they are growing in the rest of the world. Such resilience has been characteristic of one of the longest, most healthy economic advances in our history. Yet we remain mindful that the concept of an economic cycle is not dead, nor is inflation, and we are alert for indications of a resurgence in price pressures.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

   At the beginning of the reporting period, the U.S. bond market benefited from a "flight to quality" as global equity markets attempted to stabilize after sharp corrections caused by the Asian financial crisis. Investors sought the safe investment haven of U.S. government securities, and yields on the ten-year Treasury Note for the reporting period declined to a low of 5.375% by mid-January. As international equity markets recovered, the bond market moved into a trading range with the ten-year Treasury Note trading between 5.40% and 5.80% for the remainder of the reporting period.

   Low exposure to Asian securities helped the Fund's performance during the reporting period. The global market volatility in November and December directly affected the performance of the corporate bond market as yield spreads widened relative to Treasuries. The performance of the mortgage sector was most affected by interest rate volatility as concerns over mortgage prepayments at lower interest rate levels put mortgage investors on the defensive.

   As a matter of policy, the Fund's duration remains neutral to the Aggregate Bond Index and the Fund's sector allocation is kept in alignment with that Index.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.

                                            Sincerely,

                                            /s/ Laurie Carroll

                                            Laurie Carroll
                                            Portfolio Manager

May 29, 1998
New York, N.Y.

*   Total return includes reinvestment of dividends and any capital gains paid.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for capital gain distributions.

*** SOURCE: LEHMAN BROTHERS -- Total returns reflect reinvestment of dividends and capital gains. The Lehman Brothers Aggregate Bond Index is a widely accepted unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities. The Lehman Brothers Government/Corporate Bond Index is intended to measure the performance of the domestic fixed-rate investment grade debt markets and is a widely accepted unmanaged index of government and corporate bond market performance composed of U.S. Government and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt.

Dreyfus Bond Market Index Fund
------------------------------------------------------------------------------
Statement of Investments                            April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes--97.2%                                                                  Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
   Aerospace and Aviation--.9%   Boeing, Deb.:
                                    8.10%, 2006................................        $ 25,000       $    28,068
                                    8 5/8%, 2031...............................          10,000            12,596
                                 Lockheed,
                                    Notes, 6 3/4%, 2003........................          25,000            25,379
                                 Raytheon, Notes:
                                    6.45%, 2002................................         300,000           302,244
                                    6 1/2%, 2005...............................          25,000            25,262
                                 Rockwell International,
                                    Notes, 6 3/4%, 2002........................          30,000            30,807
                                                                                                      -----------
                                                                                                          424,356
                                                                                                      -----------
               Automotive--.3%   Chrysler,
                                    Deb., 7.45%, 2027..........................          50,000            53,933
                                 General Motors:
                                    Deb:
                                      9 1/8%, 2001.............................          15,000            16,333
                                      8 7/8%, 2003.............................          25,000            27,790
                                      7.40%, 2025..............................          10,000            10,766
                                    Notes, 7%, 2003............................          40,000            41,599
                                                                                                      -----------
                                                                                                          150,421
                                                                                                      -----------
                 Banking--2.2%   Banc One,
                                    Sub. Notes, 9 7/8%, 2009...................           5,000             6,470
                                 BankAmerica,
                                    Sub. Notes, 7 3/4%, 2002...................          25,000            26,379
                                 BankAmerica Capital II,
                                    Gtd. Capital Securities, Ser. 2, 8%, 2026..          55,000            59,449
                                 Bankers Trust New York,
                                    Sub. Notes, 7 1/2%, 2015...................          75,000            78,025
                                 Capital One Bank,
                                    Sr. Notes, 6 3/8%, 2003....................         200,000           199,955
                                 Chase Manhattan:
                                    Sub. Deb., 6 1/2%, 2009....................          10,000             9,990
                                    Sub. Notes, 7 3/4%, 1999...................          40,000            41,071
                                 Chemical,
                                    Sub. Notes, 6 1/8%, 2008...................          15,000            14,634
                                 Citicorp,
                                    Sub. Notes, 7 1/8%, 2003...................          20,000            20,693
                                 FBS Capital I,
                                    Gtd. Capital Securities, 8.09%, 2026.......         100,000           106,285
                                 First Bank System,
                                    Sub. Notes, 7 5/8%, 2005...................          55,000            59,081
                                 First Chicago,
                                    Sub. Notes, 9 7/8%, 2000...................          20,000            21,624
                                 First Union,
                                    Sub. Notes, 6.30%, 2008....................         100,000            98,834
                                 Fleet Financial Group,
                                    Sr. Notes, 7 1/8%, 2000....................          40,000            40,824

Dreyfus Bond Market Index Fund
------------------------------------------------------------------------------
Statement of Investments (continued)                April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
           Banking (continued)   Integra Financial,
                                    Sub. Notes, 6 1/2%, 2000...................        $ 15,000       $    15,147
                                 MBNA America Bank ,
                                    Sub. Notes, 6 3/4%, 2008...................         100,000            99,990
                                 Morgan (J.P.),
                                    Sub. Notes, 6 1/4%, 2009...................          20,000            19,657
                                 NCNB,
                                    Deb., 9 3/8%, 2009.........................          20,000            24,489
                                 NationsBank, Sub. Notes:
                                    6 7/8%, 2005...............................          10,000            10,320
                                    7 5/8%, 2005...............................          30,000            32,232
                                 Republic New York Corp.,
                                    Sub Notes, 5 7/8%, 2008....................          25,000            23,868
                                 Wachovia,
                                    Sub. Notes, 6 3/8%, 2003...................          15,000            15,129
                                 Wells Fargo Capital,
                                    Gtd. Capital Securities, 7.96%, 2026.......          30,000            32,095
                                                                                                      -----------
                                                                                                        1,056,241
                                                                                                      -----------
                Chemicals--.5%   duPont,
                                    Deb., 6%, 2001.............................          15,000            15,021
                                 duPont (E.I.) de Nemours:
                                    Deb., 6 1/2%, 2028.........................         100,000            98,302
                                    Notes, 6 3/4%, 2002........................          40,000            41,136
                                 Eastman Chemical,
                                    Notes, 6 3/8%, 2004........................          30,000            29,887
                                 Monsanto,
                                    Deb., 8.20%, 2025..........................          20,000            21,853
                                 Morton International,
                                    Deb., 9 1/4%, 2020.........................           5,000             6,512
                                                                                                      -----------
                                                                                                          212,711
                                                                                                      -----------
                 Consumer--.2%   Clorox,
                                    Deb., 8.80%, 2001..........................          10,000            10,787
                                 Kimberly-Clark,
                                    Deb., 6 7/8%, 2014.........................           5,000             5,226
                                 Maytag,
                                    Deb., 9 3/4%, 2002.........................           5,000             5,612
                                 Procter & Gamble, Deb.:
                                    8.70%, 2001................................          30,000            32,420
                                    6.45%, 2026................................          15,000            14,804
                                 The Employee Stock
                                   Ownership Trust of the Procter & Gamble
                                   Profit Sharing Trust and Employee Stock
                                   Ownership Plan,
                                   Deb. (Gtd. by Procter & Gamble),
                                    9.36%, 2021................................          10,000            12,881

Dreyfus Bond Market Index Fund
------------------------------------------------------------------------------
Statement of Investments (continued)                April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
          Consumer (continued)   Whirlpool,
                                    Deb., 9%, 2003.............................        $ 10,000       $    11,092
                                                                                                      -----------
                                                                                                           92,822
                                                                                                      -----------
      Entertainment/Media--.3%   Carnival,
                                    Notes, 7.05%, 2005.........................          15,000            15,571
                                 Cox Communications,
                                    Notes, 6 3/8%, 2000........................         100,000           100,629
                                 Disney (Walt),
                                    Global Bonds, 6 3/4%, 2006.................          20,000            20,792
                                 News America Holdings,
                                    Deb. (Gtd by The News) 7 3/4%, 2024........          15,000            15,765
                                                                                                      -----------
                                                                                                          152,757
                                                                                                      -----------
      Financial Services--4.0%   Aetna Services,
                                    Notes (Gtd. by Aetna), 7 5/8%, 2026........          50,000            52,116
                                 American Express Credit,
                                    Sr. Notes, 6 1/8%, 2001....................          40,000            40,162
                                 American General Finance,
                                    Sr. Notes, 8 1/8%, 2009....................          10,000            11,241
                                 Ameritech Capital Funding,
                                    Notes, 6 1/8%, 2001........................         200,000           200,362
                                 Associates Corp. of North America:
                                    Deb., 7.95%, 2010..........................          10,000            11,162
                                    Sr. Notes:
                                      6.10%, 2005..............................         200,000           197,763
                                      6 5/8%, 2005.............................          10,000            10,207
                                 Bear Stearns, Sr. Notes:
                                    8 3/4%, 2004...............................          10,000            11,171
                                    7 1/4%, 2006...............................          75,000            79,055
                                 Beneficial,
                                    Medium-Term Notes, 9 1/8%, 2001............           5,000             5,416
                                 Commercial Credit Group, Notes:
                                    6.70%, 1999................................          25,000            25,201
                                    10%, 2008..................................           5,000             6,305
                                 Dean Witter Discovery,
                                    Notes, 6 1/4%, 2000........................          30,000            30,153
                                 FINOVA Capital,
                                    Notes, 9 1/8%, 2002........................          20,000            21,856
                                 Ford Capital B.V.,
                                    Deb., 9 7/8%, 2002.........................          25,000            28,067
                                 Ford Motor Credit,
                                    Notes, 6 3/4%, 2008........................          20,000            20,400
                                 GMAC,
                                    Deb.:
                                      8.40%, 1999..............................          30,000            31,030
                                      6%, 2011.................................          70,000            65,707
                                 General Electric Capital,
                                    Deb., 8.30%, 1998..........................          15,000 (a)        17,355

Dreyfus Bond Market Index Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)               April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
Financial Services (continued)   General Electric Credit,
                                    Deb., 5 1/2%, 2001.........................        $ 10,000       $     9,824
                                 Heller Financial,
                                    Notes, 6 1/4%, 2001........................         200,000           199,781
                                 Household Finance,
                                    Notes, 8%, 2004............................          15,000            16,215
                                 International Lease Finance,
                                    Medium-Term Notes, 6 1/4%, 2000............          40,000            40,164
                                 Lehman Brothers Holdings,
                                    Notes, 6 1/2%, 2002........................         120,000           120,635
                                 MCN Investment,
                                    Notes, 6.30%, 2001.........................         300,000 (b)       300,054
                                 Merrill Lynch,
                                    Notes, 8.30%, 2002.........................          15,000            16,232
                                 Norwest Financial,
                                    Sr. Notes, 7%, 2003........................          15,000            15,503
                                 Pitney Bowes Credit,
                                    Deb., 9 1/4%, 1998.........................          15,000 (c)        18,296
                                 Salomon Brothers,
                                    Sr. Notes, 7 1/4%, 2000....................          10,000            10,178
                                 Sears, Roebuck Acceptance, Notes:
                                    7%, 2007...................................          35,000            36,282
                                    6 3/4%, 2028...............................         100,000            97,168
                                 Transamerica Financial,
                                    Deb., 6 1/2%, 2011.........................           5,000             4,900
                                 Travelers/Aetna Property & Casualty,
                                    Notes, 6 3/4%, 2001........................          60,000            61,119
                                 Travelers Group,
                                    Deb., 6 5/8%, 2028.........................         100,000            98,745
                                 U.S. Leasing International,
                                    Sr. Notes, 6 5/8%, 2003....................          30,000            30,527
                                 Xerox Credit,
                                    Deb., 10%, 1999............................          10,000            10,361
                                                                                                      -----------
                                                                                                        1,950,713
                                                                                                      -----------
       Food and Beverages--.9%   Anheuser-Busch, Deb:
                                    8 3/4%, 1999...............................           5,000             5,206
                                    9%, 2009...................................           5,000             6,080
                                 Archer-Daniels-Midland, Deb.:
                                    Zero Coupon, 2002..........................           5,000             3,933
                                    8 1/8%, 2012...............................          40,000            46,847
                                 Coca-Cola,
                                    Deb., 6 5/8%, 2002.........................          35,000            35,736
                                 Coca-Cola Enterprises:
                                    Deb., 8 1/2%, 2022.........................         100,000           119,957
                                    Notes, 7 7/8%, 2002........................          15,000            15,921
                                 Dole Food,
                                    Notes, 6 3/4%, 2000........................          15,000            15,194

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
Food and Beverages (continued)   Hershey Foods,
                                    Deb., 8.80%, 2021..........................        $ 30,000       $    37,729
                                 McDonald's,
                                    Notes, 6 3/4%, 2003........................          20,000            20,427
                                 Nabisco,
                                    Deb., 7.55%, 2015..........................          40,000            41,989
                                 Ralston-Purina Group,
                                    Deb., 8 5/8%, 2022.........................          40,000            47,819
                                 Seagram,
                                    Deb., 8.35%, 2022..........................          10,000            11,683
                                 Supervalu,
                                    Notes, 7.80%, 2002.........................          15,000            15,890
                                 Sysco,
                                    Sr. Notes, 7%, 2006........................          25,000            26,262
                                                                                                      -----------
                                                                                                          450,673
                                                                                                      -----------
              Health Care--.1%   Baxter International,
                                    Deb., 9 1/4%, 1999.........................          15,000            15,729
                                 Bristol-Myers Squibb,
                                    Deb., 7.15%, 2023..........................          15,000            16,327
                                 Lilly (Eli),
                                    Notes, 6 3/4%, 1999........................          15,000            15,186
                                                                                                      -----------
                                                                                                           47,242
                                                                                                      -----------
              Industrial--1.7%   Aluminum Co. of America,
                                    Notes, 5 3/4%, 2001........................          50,000            49,773
                                 Bass America,
                                    Notes, 8 1/8%, 2002........................          15,000            16,142
                                 Bowater,
                                    Deb., 9 3/8%, 2021.........................          10,000            12,749
                                 Browning-Ferris,
                                    Deb., 7.40%, 2035..........................          10,000            10,655
                                 Burlington Resources,
                                    Deb., 6 7/8%, 2026.........................          70,000            70,624
                                 Caterpillar, Deb:
                                    9 3/8%, 2000...............................           5,000             5,346
                                    9 3/8%, 2011...............................          10,000            12,702
                                 Comdisco,
                                    Notes, 6 3/8%, 2001........................         155,000           155,944
                                 Crown Cork & Seal,
                                    Bonds, 7 3/8%, 2026........................          75,000            78,734
                                 Dana,
                                    Notes, 7%, 2028............................         100,000            99,032
                                 Eaton,
                                    Deb., 8.10%, 2022..........................          10,000            11,579
                                 Emerson Electric,
                                    Notes, 6.30%, 2005.........................          35,000            35,510
                                 Harnischfeger Industries,
                                    Deb., 6 7/8%, 2007.........................          50,000 (d)        52,424

Dreyfus Bond Market Index Fund
------------------------------------------------------------------------------
Statement of Investments (continued)                April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
        Industrial (continued)   Illinois Tool Works,
                                    Notes, 5 7/8%, 2000........................        $ 20,000       $    19,982
                                 PPG Industries,
                                    Notes, 7 3/8%, 2016........................          45,000            48,589
                                 Tenneco,
                                    Deb., 10.20%, 1998.........................          15,000 (e)        19,259
                                 TRW,
                                    Notes, 6 1/4%, 2010........................         100,000            97,573
                                 WMX Technologies,
                                    Notes, 6 3/8%, 2003........................          30,000            29,782
                                                                                                      -----------
                                                                                                          826,399
                                                                                                      -----------
              Oil and Gas--.3%   Atlantic Richfield,
                                    Deb., 9%, 2021.............................          15,000            19,082
                                 Mobil,
                                    Deb., 8 5/8%, 2021.........................          15,000            18,801
                                 Occidental Petroleum,
                                    Sr. Notes, 10 1/8%, 2001...................          15,000            16,754
                                 Pennzoil, Deb.:
                                    9 5/8%, 1999...............................          10,000            10,492
                                    10 1/8%, 2009..............................           5,000             6,295
                                 Phillips Petroleum,
                                    Notes, 6.65%, 2003.........................          20,000            20,415
                                 Texaco Capital (Gtd. by Texaco):
                                    Deb., 6 7/8%, 2023.........................          25,000            24,893
                                    Notes, 9%, 1999............................          15,000            15,717
                                                                                                      -----------
                                                                                                          132,449
                                                                                                      -----------
           Paper Products--.1%   Georgia-Pacific,
                                    Deb., 9 5/8%, 2022.........................          25,000            28,402
                                 International Paper,
                                    Notes, 7 5/8%, 2007........................          10,000            10,800
                                 Weyerhaeuser,
                                    Deb., 7.95%, 2025..........................          20,000            22,616
                                                                                                      -----------
                                                                                                           61,818
                                                                                                      -----------
                   Retail--.8%   Dayton Hudson,
                                    Deb., 8 1/2%, 2022.........................          20,000            22,203
                                 Federated Department Stores,
                                    Deb., 7%, 2028.............................         100,000            99,097
                                 Gap,
                                    Notes, 6.90%, 2007.........................          80,000            83,066
                                 Limited,
                                    Deb., 7 1/2%, 2023.........................          10,000             9,964
                                 May Department Stores,
                                    Deb., 9 7/8%, 2002.........................          15,000            17,187
                                 Penney (J.C.),  Deb.:
                                    9.05%, 2001................................          50,000            53,587
                                    8 1/4%, 2022...............................          15,000            16,015
                                    7 1/8%, 2023...............................          15,000            15,207

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
            Retail (continued)   Sears, Roebuck,
                                    Deb., 6%, 2000.............................        $  5,000       $     4,987
                                 Wal-Mart Stores:
                                    Deb., 9.10%, 2000..........................          10,000            10,658
                                    Notes, 5 7/8%, 2005........................          25,000            24,601
                                                                                                      -----------
                                                                                                          356,572
                                                                                                      -----------
               Technology--.4%   Dell Computer,
                                    Deb., 7.10%, 2028..........................         100,000            99,972
                                 IBM,
                                    Deb., 7%, 2025.............................          20,000            20,925
                                 United Technologies,
                                    Global Notes, 8 3/4%, 2021.................          50,000            62,390
                                 Xerox,
                                    Notes, 7.15%, 2004.........................          15,000            15,758
                                                                                                      -----------
                                                                                                          199,045
                                                                                                      -----------
   Telephone & Telegraph--2.2%   AT&T:
                                    Deb.:
                                      5 1/8%, 2001.............................          50,000            48,903
                                      8.35%, 2025..............................           5,000             5,493
                                    Notes, 7%, 2005............................          15,000            15,625
                                 Airtouch Communications,
                                    Notes, 7 1/8%, 2001........................         100,000           102,796
                                 Bellsouth Telecommunications,
                                    Deb., 7%, 2025.............................          50,000            52,505
                                 GTE,
                                    Deb., 9.10%, 2003..........................          35,000            39,291
                                 Lucent Technologies,
                                    Deb., 6 1/2%, 2028.........................         150,000           148,321
                                 MCI Communications,
                                    Sr. Notes, 6 1/4%, 1999....................          75,000            75,072
                                 Michigan Bell Telephone,
                                    Deb., 6 3/8%, 2005.........................          25,000            24,999
                                 New Jersey Bell Telephone,
                                    Deb., 8%, 2022.............................          25,000            29,235
                                 New York Telephone,
                                    Deb., 8 5/8%, 2010.........................           5,000             5,899
                                 Northern Telecom,
                                    Deb., 8 3/4%, 2001.........................         200,000           214,792
                                 Pacific Bell Telephone, Deb.:
                                    7 3/8%, 2025...............................          75,000            76,943
                                    7 1/8%, 2026...............................          10,000            10,658
                                 Pacific Telephone & Telegraph,
                                    Deb., 4 5/8%, 1999.........................          70,000            69,197
                                 TCI Communications,
                                    Sr. Deb., 8 3/4%, 2015.....................         100,000           116,984
                                 U.S. West Capital Funding,
                                    Notes (Gtd. by U.S. West), 6.31%, 2000.....          10,000 (f)        10,080

Dreyfus Bond Market Index Fund
------------------------------------------------------------------------------
Statement of Investments (continued)                April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
         Telephone & Telegraph
                   (continued)   U.S. West Communications,
                                    Deb., 6 7/8%, 2033.........................        $ 25,000       $    24,144
                                                                                                      -----------
                                                                                                        1,070,937
                                                                                                      -----------
                  Tobacco--.2%   Fortune Brands,
                                    Deb., 8 5/8%, 2021.........................           5,000             6,082
                                 Philip Morris, Deb.:
                                    9 1/4%, 2000...............................          40,000            42,011
                                    6%, 2001...................................          20,000            19,810
                                    8 3/8%, 2017...............................          11,000            11,696
                                                                                                      -----------
                                                                                                           79,599
                                                                                                      -----------
           Transportation--.2%   Federal Express,
                                    Notes, 9 7/8%, 2002........................          15,000            16,850
                                 Norfolk Southern, Deb.:
                                    9%, 2021...................................          10,000            12,621
                                    7.80%, 2027................................          50,000            56,210
                                 Ryder System,
                                    Deb., 8 3/4%, 2017.........................          10,000            10,420
                                 Seariver Maritime,
                                    Deb. (Gtd. by Exxon), Zero Coupon, 2012....           5,000             2,097
                                 United Parcel Service,
                                    Deb., 8 3/8%, 2030.........................          10,000            12,234
                                                                                                      -----------
                                                                                                          110,432
                                                                                                      -----------
               Utilities--1.9%   Alabama Power,
                                    First Mortgage, 6%, 2000...................          50,000            50,047
                                 Baltimore Gas & Electric,
                                    First and Refunding Mortgage:
                                      7 1/2%, 2007.............................          10,000            10,783
                                      7 1/2%, 2023.............................          40,000            41,461
                                 Carolina Power & Light, First Mortgage,
                                    8.20%, 2022................................          15,000            16,159
                                 Commonwealth Edison,
                                    Mortgage, 8 1/8%, 2007.....................          10,000            10,212
                                 Duke Power, First and Refunding Mortgage:
                                    7 1/2%, 1999...............................          50,000            50,686
                                    7 3/8%, 2023...............................          15,000            15,350
                                 Florida Power & Light, First Mortgage:
                                    6 5/8%, 2003...............................          30,000            30,175
                                    7 3/4%, 2023...............................          25,000            26,215
                                 Gulf State Utilities,
                                    First Mortgage, 6.41%, 2001................          45,000            45,144
                                 Houston Lighting & Power,
                                    First Mortgage, 8 3/4%, 2022...............         150,000           164,664
                                 Illinois Power,
                                    First Mortgage, 8 3/4%, 2021...............          15,000            15,991
                                 New York State Electric & Gas,
                                    First Mortgage, 9 7/8%, 2020...............          10,000            10,978

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
         Utilities (continued)   Northern States Power,
                                    First Mortgage, 7 1/8%, 2025...............        $100,000       $   105,946
                                 Pacific Gas & Electric,
                                    First and Refunding Mortgage, 8.80%, 2024..          50,000            63,036
                                 Pennsylvania Power & Light, First Mortgage:
                                    6 1/2%, 2005...............................          20,000            20,252
                                    6.55%, 2006................................          25,000            25,283
                                 Potomac Electric & Power,
                                    First Mortgage, 5 7/8%, 2002...............          10,000             9,851
                                 Public Service Electric & Gas,
                                    First and Refunding Mortgage:
                                      8 3/4%, 1999.............................          25,000            25,750
                                      6 1/8%, 2002.............................          20,000            20,007
                                      6 1/2%, 2004.............................          25,000            25,320
                                 South Carolina Electric & Gas,
                                    Mortgage, 9%, 2006.........................          20,000            23,283
                                 Southern California Gas,
                                    First Mortgage, 7 3/8%, 2023...............          20,000            20,458
                                 Texas Utilities,
                                    First Mortgage, 8 3/4%, 2023...............          35,000            38,090
                                 Union Electric,
                                    First Mortgage, 6 3/4%, 2008...............          25,000            25,805
                                 Virginia Electric & Power,
                                    First Mortgage, 7 5/8%, 2007...............          25,000            27,171
                                 Wisconsin Electric & Power,
                                    First Mortgage, 7.70%, 2027................          20,000            21,179
                                                                                                      -----------
                                                                                                          939,296
                                                                                                      -----------
                    Other--.1%   Private Export Funding:
                                    Deb., 9.45%, 1999..........................           5,000             5,291
                                    Secured Notes (Gtd. by the Export-Import
                                      Bank of the U.S.), 8.40%, 2001...........          30,000            32,283
                                                                                                      -----------
                                                                                                           37,574
                                                                                                      -----------
                 Foreign--2.4%   African Development Bank,
                                    Sub. Notes, 7 3/4%, 2001...................          15,000            15,924
                                 Daimler-Benz of North America,
                                    Medium-Term Notes (Gtd. by Daimler-Benz AG),
                                    7 3/8%, 2006...............................         120,000           129,404
                                 Dresdner Bank-New York,
                                    Sub. Deb., 7 1/4%, 2015....................          40,000            41,539
                                 European Investment Bank,
                                    Deb., 10 1/8%, 2000........................          20,000            21,897
                                 Hydro-Quebec, Bonds,
                                    (Gtd. by the Province of Quebec):
                                      8 1/2%, 2029.............................          10,000            12,161
                                      9 3/8%, 2030.............................          20,000            26,531
                                      9 1/2%, 2030.............................          10,000            13,436
                                 Italy Government Bonds,
                                    6 7/8%, 2023...............................          70,000            72,791

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
           Foreign (continued)   KFW International Finance, Deb.:
                                    (Gtd. by the Federal Republic of Germany),
                                      9 1/8%, 2001.............................       $   10,000      $    10,940
                                    (Gtd. by KFW),
                                      8%, 2010.................................           35,000           40,206
                                 Province of British Columbia:
                                    Bonds, 6 1/2%, 2026........................           25,000           25,236
                                    Deb., 7%, 2003.............................           20,000           20,786
                                 Province of Manitoba,
                                    Bonds, 8.80%, 2020.........................           10,000           12,644
                                 Province of New Brunswick,
                                    Deb., 6 3/4%, 2013.........................           30,000           31,115
                                 Province of Ontario:
                                    Sr. Deb., 7%, 2005.........................           40,000           42,095
                                    Sr. Unsub. Deb., 7 3/8%, 2003..............           30,000           31,427
                                 Province of Quebec:
                                    Bonds, 9 1/8%, 2000........................           30,000           31,667
                                    Deb., 7 1/2%, 2023.........................           50,000           54,534
                                 Republic of Finland,
                                    Bonds, 6.95%, 2026.........................           25,000           26,468
                                 Republic of Ireland,
                                    Notes, 7 7/8%, 2001........................          150,000          159,655
                                 Republic of Portugal,
                                    Unsub. Notes, 5 3/4%, 2003.................          100,000           99,536
                                 Royal Bank of Scotland,
                                    Sub. Notes, 6 3/8%, 2011...................           60,000           58,706
                                 Santander Finance Issuances,
                                    Unsecured Sub. Notes
                                    (Gtd. by Banco Santander, S.A.),
                                    7 1/4%, 2006...............................          100,000          104,365
                                 Saskatchewan C.D.A.,
                                    Bonds, 9 1/8%, 2021........................           10,000           12,977
                                 Swiss Bank-New York,
                                    Sub. Deb., 7%, 2015........................           70,000           71,565
                                                                                                      -----------
                                                                                                        1,167,605
                                                                                                      -----------
      U.S. Governments --40.1%   U.S. Treasury Bonds:
                                    11 3/4%, 2/15/2001.........................          155,000          179,616
                                    15 3/4%, 11/15/2001........................           15,000           19,820
                                    10 3/4%, 2/15/2003.........................        1,030,000        1,245,126
                                    10 3/4%, 5/15/2003.........................          115,000          140,178
                                    11 7/8%, 11/15/2003........................           10,000           12,886
                                    11 5/8%, 11/15/2004........................          185,000          243,652
                                    10 3/4%, 8/15/2005.........................          765,000          989,474
                                    7 5/8%, 2/15/2007..........................           60,000           63,605
                                    8 3/4%, 11/15/2008.........................          225,000          255,598
                                    12 3/4%, 11/15/2010........................           75,000          106,237
                                    14%, 11/15/2011............................           30,000           46,248
                                    12%, 8/15/2013.............................           45,000           65,981

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
  U.S. Governments (continued)   U.S. Treasury Bonds (continued):
                                    12 1/2%, 8/15/2014.........................       $   40,000      $    61,439
                                    11 1/4%, 2/15/2015.........................           25,000           39,015
                                    7 1/4%, 5/15/2016..........................          110,000          125,023
                                    8 3/4%, 5/15/2017..........................          300,000          392,049
                                    8 7/8%, 8/15/2017..........................          115,000          152,147
                                    8 7/8%, 2/15/2019..........................          140,000          186,616
                                    8 1/2%, 2/15/2020..........................          225,000          291,213
                                    8 3/4%, 5/15/2020..........................          880,000        1,167,082
                                    8 3/4%, 8/15/2020..........................          290,000          385,091
                                    7 7/8%, 2/15/2021..........................          130,000          159,112
                                    8%, 11/15/2021.............................          950,000        1,180,860
                                    7 5/8%, 2/15/2025..........................          850,000        1,028,925
                                 U.S. Treasury Notes:
                                    5 1/2%, 2/28/1999..........................           30,000           30,005
                                    7%, 4/15/1999..............................          200,000          202,746
                                    6 3/8%, 5/15/1999..........................          500,000          503,985
                                    6 3/4%, 5/31/1999..........................           20,000           20,250
                                    6 7/8%, 7/31/1999..........................           80,000           81,243
                                    8%, 8/15/1999..............................           30,000           30,902
                                    7 1/8%, 9/30/1999..........................          520,000          531,024
                                    7 7/8%, 11/15/1999.........................          550,000          568,585
                                    7 3/4%, 12/31/1999.........................           20,000           20,685
                                    6 3/8%, 1/15/2000..........................          800,000          810,512
                                    7 3/4%, 1/31/2000..........................          410,000          424,580
                                    6 7/8%, 3/31/2000..........................        1,305,000        1,335,459
                                    5 1/2%, 4/15/2000..........................           20,000           19,977
                                    8 3/4%, 8/15/2000..........................           80,000           85,367
                                    8 1/2%, 11/15/2000.........................        1,405,000        1,500,470
                                    6 1/2%, 5/31/2001..........................          300,000          307,272
                                    7 7/8%, 8/15/2001..........................          590,000          628,999
                                    6 1/4%, 1/31/2002..........................        1,335,000        1,361,113
                                    6 1/4%, 2/15/2003..........................          530,000          542,895
                                    5 3/4%, 8/15/2003..........................          280,000          281,109
                                    6 7/8%, 5/15/2006..........................          520,000          556,868
                                    6 1/4%, 2/15/2007..........................        1,000,000        1,034,000
                                                                                                      -----------
                                                                                                       19,415,039
                                                                                                      -----------
U.S. Government Agencies--37.4%  Federal Farm Credit Banks,
                                    6.33%, 11/6/2000...........................          700,000          701,735
                                 Federal Home Loan Banks:
                                    8.60%, 1/25/2000...........................           15,000           15,699
                                    5.785%, 3/17/2003..........................          500,000          498,365
                                 Federal Home Loan Mortgage Corp.:
                                    6.09%, 3/1/2000............................           40,000           39,975
                                    6.34%, 11/12/2002..........................          500,000          501,165
                                    5.90%, 2/14/2006...........................          600,000          399,762

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                      Principal
Bonds and Notes (continued)                                                             Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
      U.S. Government Agencies
                   (continued)      6 1/2%, 3/1/2011-3/1/2028..................       $1,278,342      $ 1,276,918
                                    7%, 9/1/2011-1/1/2028......................        1,476,518        1,502,445
                                    7 1/2%, 2/1/2023...........................          586,010          604,868
                                    8%, 8/1/2026...............................          402,955          418,191
                                 Federal National Mortgage Association:
                                    9.55%, 3/10/1999...........................           30,000           30,955
                                    8.70%, 6/10/1999...........................           15,000           15,475
                                    8.45%, 7/12/1999...........................           15,000           15,468
                                    8.35%, 11/10/1999..........................           25,000           25,946
                                    6.06%, 1/13/2003...........................          500,000          497,457
                                    6.20%, 7/10/2003...........................           90,000           89,101
                                    6.85%, 4/5/2004............................          145,000          151,825
                                    7.40%, 7/1/2004............................          450,000          484,468
                                    5 7/8%, 2/2/2006...........................          125,000          124,736
                                    5 3/4%, 2/15/2008..........................          200,000          197,701
                                    6%, 6/1/2011...............................          467,928          461,930
                                    6 1/2%, 1/1/2005-11/1/2027.................        1,442,562        1,444,788
                                    7%, 8/1/2008-4/1/2028......................        1,746,537        1,772,825
                                    7 1/2%, 3/1/2024-9/1/2027..................          732,033          756,121
                                    8%, 5/1/2027...............................          443,328          459,537
                                    8%.........................................          500,000 (g)      517,340
                                    8 1/2%, 2/1/2025...........................          456,232          479,756
                                 Financing Corp., Bonds:
                                    9.65%, 11/2/2018...........................           10,000           13,875
                                    8.60%, 9/26/2019...........................           40,000           49,700
                                 Government National Mortgage Association I:
                                    6 1/2%, 9/15/2008-2/15/2024................          959,701          965,653
                                    7%, 2/15/2022-3/15/2028....................          949,647          964,819
                                    7 1/2%, 12/15/2026-10/15/2027..............          964,042          992,649
                                    8%, 8/15/2024..............................          414,907          432,927
                                    8 1/2%, 10/15/2026.........................          358,941          379,132
                                 Government National Mortgage Association I,
                                    Project Loans,
                                    7%, 10/15/2011.............................          473,995          487,917
                                 Resolution Funding, Bonds:
                                    8 7/8%, 7/15/2020..........................           75,000           99,718
                                    8 5/8%, 1/15/2030..........................           15,000           19,911
                                 Tennessee Valley Authority:
                                    Deb.:
                                      8 3/8%, 10/1/1999........................           15,000           15,540
                                      7.85%, 6/15/2044.........................           10,000           10,837
                                    Global Bonds, 6%, 3/15/2013................          200,000          198,306
                                                                                                      -----------
                                                                                                       18,115,536
                                                                                                      -----------
                                 TOTAL BONDS AND NOTES
                                    (cost $46,070,033).........................                       $47,050,237
                                                                                                      ===========

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                      Principal
Short-Term Investments                                                                  Amount           Value
-------------------------------------------------------------------------------       ----------     -------------
         Repurchase Agreement;   Goldman, Sachs & Co. Tri-Party
                                   Repurchase Agreement, 5.52%
                                   dated 4/30/1998, due 5/1/1998 in the amount of
                                   $1,196,070 (fully collateralized by
                                   $1,184,000 U.S. Treasury Notes,
                                   6 1/8%, due 8/15/2007, value $1,231,400)
                                   (cost $1,195,887)...........................       $1,195,887      $ 1,195,887
                                                                                                      ===========

TOTAL INVESTMENTS (cost $47,265,920)...........................................            99.7%      $48,246,124
                                                                                          ======      ===========

CASH AND RECEIVABLES (NET).....................................................              .3%      $   158,508
                                                                                          ======      ===========

NET ASSETS.....................................................................           100.0%      $48,404,632
                                                                                          ======      ===========

Notes to Statement of Investments:
------------------------------------------------------------------------------------------------------------------------
(a) Reflects date security can be redeemed at holders' option; the stated maturity date is 5/15/2008.
(b) Reflects date security can be redeemed at holders' option; the stated maturity date is 4/2/2011.
(c) Reflects date security can be redeemed at holders' option; the stated maturity date is 6/15/2008.
(d) Reflects date security can be redeemed at holders' option; the stated maturity date is 2/15/2027.
(e) Reflects date security can be redeemed at holders' option; the stated maturity date is 3/15/2008.
(f) Reflects date security can be redeemed at holders' option; the stated maturity date is 11/1/2005.
(g) Purchased on a forward commitment basis.


                       See notes to financial statements.

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                  April 30, 1998 (Unaudited)

                                                                                              Cost            Value
                                                                                           -----------     -----------
ASSETS:                 Investments in securities--See Statement of
                          Investments--Note 1(c)...............................            $47,265,920     $48,246,124
                        Interest receivable....................................                                722,655
                                                                                                           -----------
                                                                                                            48,968,779
                                                                                                           -----------

LIABILITIES:            Due to The Dreyfus Corporation and affiliates..........                                  6,062
                        Due to Distributor.....................................                                     27
                        Cash overdraft due to Custodian........................                                 38,678
                        Payable for investment securities purchased............                                519,380
                                                                                                           -----------
                                                                                                               564,147
                                                                                                           -----------

NET ASSETS.....................................................................                            $48,404,632
                                                                                                           ===========

REPRESENTED BY:         Paid-in capital........................................                            $47,123,852
                        Accumulated net realized gain (loss) on investments                                    300,576
                        Accumulated net unrealized appreciation (depreciation)
                          on investments--Note 3...............................                                980,204
                                                                                                           -----------
NET ASSETS.....................................................................                            $48,404,632
                                                                                                           ===========

                                              NET ASSET VALUE PER SHARE
                                              -------------------------

                                                                                      Investor         BASIC
                                                                                       Shares          Shares
                                                                                   -------------    ------------
Net Assets.....................................................................     $   968,407      $47,436,225
Shares Outstanding.............................................................          96,899        4,740,967
NET ASSET VALUE PER SHARE......................................................           $9.99           $10.01
                                                                                          =====           ======


                        See notes to financial statements.

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Operations             Six Months Ended April 30, 1998 (Unaudited)


INVESTMENT INCOME

INCOME                        Interest Income..................................                              $1,262,426


EXPENSES:                     Management fee--Note 2(a)........................             $  29,829
                              Distribution fees (Investor shares)--Note 2(b)...                   871
                              Loan commitment fees--Note 4.....................                   113
                                                                                           ----------
                                Total Expenses.................................                                  30,813
                                                                                                             ----------



INVESTMENT INCOME--NET.........................................................                               1,231,613



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments..........             $ 305,365
                              Net unrealized appreciation (depreciation)
                                on investments.................................              (152,474)
                                                                                            ---------



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                 152,891
                                                                                                             ----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................                              $1,384,504
                                                                                                             ==========


                       See notes to financial statements.

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                               Six Months Ended
                                                                                April 30, 1998         Year Ended
                                                                                  (Unaudited)       October 31, 1997*
                                                                               ----------------     -----------------
OPERATIONS:
   Investment income--net.................................................       $ 1,231,613            $ 2,000,295
   Net realized gain (loss) on investments................................           305,365                199,887
   Net unrealized appreciation (depreciation) on investments..............          (152,474)               494,107
                                                                                 -----------            -----------
         Net Increase (Decrease) in Net Assets Resulting from Operations..         1,384,504              2,694,289
                                                                                 -----------            -----------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net:
      Investor shares.....................................................           (20,793)            (1,995,878)
      BASIC shares........................................................        (1,210,820)                (4,417)
   Net realized gain on investments:
      Investor shares.....................................................            (3,054)                    --
      BASIC shares........................................................          (179,538)                    --
                                                                                 -----------            -----------
         Total Dividends..................................................        (1,414,205)            (2,000,295)
                                                                                 -----------            -----------

CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold:
      Investor shares.....................................................         1,026,549                 49,970
      BASIC shares........................................................        25,728,176             16,797,940
   Dividends reinvested:
      Investor shares.....................................................            23,667                  4,125
      BASIC shares........................................................         1,322,580              1,914,516
   Cost of shares redeemed:
      Investor shares.....................................................          (201,825)               (16,579)
      BASIC shares........................................................       (12,818,656)           (19,156,787)
                                                                                 -----------            -----------
         Increase (Decrease) in Net Assets from Capital Stock Transactions        15,080,491               (406,815)
                                                                                 -----------            -----------
            Total Increase (Decrease) in Net Assets.......................        15,050,790                287,179

NET ASSETS:
   Beginning of Period....................................................        33,353,842             33,066,663
                                                                                 -----------            -----------
   End of Period..........................................................       $48,404,632            $33,353,842
                                                                                 ===========            ===========

CAPITAL SHARE TRANSACTIONS:
   Investor Shares                                                                  Shares                Shares
                                                                                 -----------            -----------
   Shares sold............................................................           102,722                  5,057
   Shares issued for dividends reinvested.................................             2,368                    422
   Shares redeemed........................................................           (20,180)                (1,695)
                                                                                 -----------            -----------
         Net Increase (Decrease) in Shares Outstanding....................            84,910                  3,784
                                                                                 ===========            ===========
   BASIC Shares
   Shares sold............................................................         2,560,585              1,720,766
   Shares issued for dividends reinvested.................................           132,184                195,856
   Shares redeemed........................................................        (1,274,982)            (1,959,827)
                                                                                 -----------            -----------
         Net Increase (Decrease) in Shares Outstanding....................         1,417,787                (43,205)
                                                                                 ===========            ===========

------------------------
* Effective August 15, 1997, Institutional Class shares were redesignated as Investor shares and Retail shares were redesignated as BASIC shares.


                      See notes to financial statements.

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                Investor Shares
                                                      ---------------------------------------------------------------
                                                      Six Months Ended             Year Ended October 31,
                                                       April 30, 1998    --------------------------------------------
PER SHARE DATA:                                          (Unaudited)      1997(1)     1996(2)     1995      1994(3,4)
                                                      ----------------   --------    --------    ------    ----------
   Net asset value, beginning of period.............       $ 9.99        $ 9.78      $ 9.93      $ 9.15     $ 9.44
                                                           ------        ------      ------      ------     ------
   Investment Operations:
   Investment income--net...........................          .30           .57         .57         .55        .24
   Net realized and unrealized gain (loss) on
     investments....................................          .05           .21        (.15)        .78       (.28)
                                                           ------        ------      ------      ------     ------
   Total from Investment Operations.................          .35           .78         .42        1.33       (.04)
                                                           ------        ------      ------      ------     ------
   Distributions:
   Dividends from investment income--net............         (.30)         (.57)       (.57)       (.55)      (.25)
   Dividends from net realized gain on investments..         (.05)           --          --          --         --
                                                           ------        ------      ------      ------     ------
   Total Distributions..............................         (.35)         (.57)       (.57)       (.55)      (.25)
                                                           ------        ------      ------      ------     ------
   Net asset value, end of period...................       $ 9.99        $ 9.99      $ 9.78      $ 9.93     $ 9.15
                                                           ======        ======      ======      ======     ======
TOTAL INVESTMENT RETURN.............................         7.14%(5)      8.29%       4.36%      15.01%      (.46%)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of operating expenses to average net assets          .40%(5)       .60%        .65%        .65%       .65%(5)
   Ratio of net investment income to average net assets      5.97%(5)      5.82%       5.80%       5.77%      4.81%(5)
   Portfolio Turnover Rate..........................        37.55%(6)     48.86%      42.65%      40.16%    188.00%
   Net Assets, end of period (000's Omitted)........         $968          $120         $80        $207        $38

----------------------
(1) Effective August 15, 1997, Institutional shares were redesignated as Investor shares.
(2) Effective July 15, 1996, Investor shares were redesignated as Institutional shares.
(3) The Fund commenced selling Investor shares on April 28, 1994.
(4) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(5) Annualized.
(6) Not annualized.


                       See notes to financial statements.

Dreyfus Bond Market Index Fund
------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                BASIC Shares
                                                     ---------------------------------------------------------------
                                                     Six Months Ended             Year Ended October 31,
                                                      April 30, 1998    --------------------------------------------
PER SHARE DATA:                                         (Unaudited)      1997(1)     1996(2)     1995      1994(3,4)
                                                     ----------------   --------    --------    ------    ----------
   Net asset value, beginning of period.............      $10.00        $ 9.80      $ 9.94      $ 9.15     $10.00
                                                          ------        ------      ------      ------     ------
   Investment Operations:
   Investment income--net...........................         .31           .60         .59         .58        .49(5)
   Net realized and unrealized gain (loss) on
   investments......................................         .06           .20        (.14)        .79       (.85)
                                                          ------        ------      ------      ------     ------
   Total from Investment Operations.................         .37           .80         .45        1.37       (.36)
                                                          ------        ------      ------      ------     ------
   Distributions:
   Dividends from investment income--net............        (.31)         (.60)       (.59)       (.58)      (.49)
   Dividend from net realized gain on investments...        (.05)           --          --          --         --
                                                          ------        ------      ------      ------     ------
   Total Distributions..............................        (.36)         (.60)       (.59)       (.58)      (.49)
                                                          ------        ------      ------      ------     ------
   Net asset value, end of period...................      $10.01        $10.00      $ 9.80      $ 9.94     $ 9.15
                                                          ======        ======      ======      ======     ======
TOTAL INVESTMENT RETURN.............................        7.58%(6)      8.46%       4.69%      15.41%     (3.68%)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..........         .15%(6)       .35%        .40%        .40%       .40%(6)(7)
   Ratio of net investment income to average net assets     6.20%(6)      6.12%       6.02%       6.10%      5.05%(6)
   Portfolio Turnover Rate..........................       37.55%(8)     48.86%      42.65%      40.16%    188.00%
   Net Assets, end of period (000's Omitted)........     $47,436       $33,234     $32,986      $6,824     $4,464

----------------------
(1) Effective August 15, 1997, Retail shares were redesignated as BASIC shares.
(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares.
(3) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4) The Fund commenced operations on November 30, 1993. On April 28, 1994 the Fund began selling Investor shares and the shares existing prior to April 28, 1994 were designated Trust shares. Effective October 17, 1994 the Fund's Trust shares were redesignated Class R shares.
(5) Net investment income before reimbursement of expenses by the investment adviser for the period ended October 31, 1994 was $0.39 per share.
(6) Annualized.
(7) Annualized expense ratio before reimbursement of expenses by investment adviser for the period ended October 31, 1994 was 1.41%.
(8) Not annualized.


                         See notes to financial statements.

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus Bond Market Index Fund (the "Fund") is a separate diversified series of The Dreyfus/ Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering eighteen series including the Fund. The Fund's investment objective is to seek to replicate the total return of the Lehman Brothers Government/Corporate Bond Index. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

   Effective November 14, 1997, the Fund's investment objective changed from seeking to replicate the total return of the Lehman Brothers
Government/Corporate Index to replicate the total return of the Lehman Brothers Aggregate Bond Index.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 150 million of $.001 par value Capital Stock. The Fund is currently authorized to issue two classes of shares: Investor (50 million shares authorized) and BASIC (100 million shares authorized). Investor shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Fund's distributor and BASIC shares are offered to any investor. Other differences between the two classes include the services offered to and the expenses borne by each class.

   Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (excluding short-term investments) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Short-term investments excluding U.S. Treasury Bills are carried at amortized cost, which approximates value.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recognized on the accrual basis.

   (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

   (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives and additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund). These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

   (b) Distribution plan: Under the Fund's Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of the average daily net assets to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The BASIC shares bear no distribution fee. During the period ended April 30, 1998, the Investor shares were charged $871 pursuant to the Plan.

Dreyfus Bond Market Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Investment Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--Securities Transactions:

   The aggregate amount of purchase and sales of investment securities, excluding short-term securities, during the period ended April 30, 1998 amounted to $28,966,191 and $14,352,100, respectively.

   At April 30, 1998, accumulated net unrealized appreciation on investments was $980,204, consisting of $1,021,053 gross unrealized appreciation and $40,849 gross unrealized depreciation.

   At April 30, 1998, cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

   The Fund participates with other Dreyfus-Managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1998, the Fund did not borrow under the Facility.

Dreyfus Bond Market
Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940











Printed in U.S.A.                  310/710SA984